Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating and Finance Lease Balances

Operating and finance lease balances were as follows:

		December 31,
	Classification	2025	2024
Assets
Operating lease assets	Operating lease right-of-use assets, net	$64,651	$53,656
Finance lease assets	Property, plant and equipment, net	267	1,353
Total lease assets		$64,918	$55,009
Liabilities
Current:
Operating lease liabilities	Operating lease liabilities, current	$10,584	$9,263
Finance lease liabilities	Accrued expenses and other current liabilities	95	1,127
Noncurrent:
Operating lease liabilities	Operating lease liabilities, noncurrent	53,798	43,588
Finance lease liabilities	Other long-term liabilities	242	178
Total lease liabilities		$64,719	$54,156

Schedule of Operating and Finance Lease Cost

The components of operating and finance lease cost were as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease cost	$15,957	$9,091	$6,816
Finance lease cost:
Amortization of assets	880	397	178
Interest on lease liabilities	33	28	19
Short term and variable lease cost	1,182	715	204
Sublease revenue	(115)	(131)	—
Total lease expense	$17,937	$10,100	$7,217

Schedule of Weighted-average Remaining Lease Term and Discount Rates

The weighted-average remaining lease term and discount rates were as follows:

	December 31,
	2025	2024
Weighted-average remaining lease term (years)
Operating leases	6.2	6.2
Finance leases	4.0	1.5
Weighted-average discount rate
Operating leases	8.9%	8.5%
Finance leases	8.7%	3.9%

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information related to leases consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$15,545	$9,414	$6,335
Operating cash flows from finance leases	33	40	19
Financing cash flows from finance leases	1,149	847	177
Non-cash lease disclosures:
Operating lease assets obtained in exchange for operating lease liabilities	21,617	9,350	1,517
Finance lease assets obtained in exchange for finance lease liabilities	130	196	132

Schedule of Estimated Minimum Future Lease Payments

The estimated minimum future lease payments were as follows:

Year Ending December 31,	Operating Leases	Finance Leases
2026	$15,848	$118
2027	14,583	93
2028	12,914	70
2029	12,104	52
2030	9,794	42
Thereafter	20,294	8
Total undiscounted lease obligation	85,537	383
Less: Imputed interest	(21,155)	(46)
Present value of lease obligations	$64,382	$337